JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	1,611	689,701
Raytheon Co.	2,597	573,781

		1,263,482

Automobiles & Parts — 0.8%
Genuine Parts Co.	5,910	552,998
WABCO Holdings, Inc.*	2,859	387,824

		940,822

Banks — 0.6%
TFS Financial Corp.	9,458	193,227
US Bancorp	9,424	501,545

		694,772

Beverages — 2.4%
Brown-Forman Corp., Class B	9,731	658,205
Coca-Cola Co. (The)	11,734	685,266
Constellation Brands, Inc., Class A	2,108	396,936
Molson Coors Beverage Co., Class B	6,117	339,983
PepsiCo, Inc.	4,719	670,192

		2,750,582

Chemicals — 5.1%
Air Products & Chemicals, Inc.	2,793	666,717
Ashland Global Holdings, Inc.	7,122	526,886
Avery Dennison Corp.	4,457	584,937
Celanese Corp.	441	45,644
Ecolab, Inc.	3,109	609,706
International Flavors & Fragrances, Inc.(a)	3,830	502,151
Linde plc (United Kingdom)	3,202	650,422
NewMarket Corp.	565	248,385
PPG Industries, Inc.	4,811	576,550
RPM International, Inc.	8,884	634,051
Scotts Miracle-Gro Co. (The)	3,915	480,527
WR Grace & Co.	4,830	325,349

		5,851,325

Construction & Materials — 0.1%
MDU Resources Group, Inc.	3,323	98,394

Electricity — 12.4%
Alliant Energy Corp.	12,450	739,032
American Electric Power Co., Inc.	7,218	752,260
Avangrid, Inc.	7,335	390,662
CMS Energy Corp.	10,764	737,441
Consolidated Edison, Inc.	7,593	713,742
Dominion Energy, Inc.	7,944	681,198
DTE Energy Co.	5,281	700,313
Entergy Corp.	5,671	745,850
Evergy, Inc.	10,429	752,556
Eversource Energy	7,986	738,226
Exelon Corp.	14,861	707,235
FirstEnergy Corp.	13,079	664,282
Hawaiian Electric Industries, Inc.	8,090	395,682
IDACORP, Inc.	3,520	394,909
NextEra Energy, Inc.	2,824	757,397
OGE Energy Corp.	15,688	719,295
Pinnacle West Capital Corp.	6,308	616,228
PPL Corp.	18,067	653,845
Public Service Enterprise Group, Inc.	11,125	658,600
Southern Co. (The)	10,650	749,760
Xcel Energy, Inc.	10,731	742,478

		14,010,991

Electronic & Electrical Equipment — 0.5%
Hubbell, Inc.	2,567	367,671
Waters Corp.*	1,223	273,695

		641,366

Fixed Line Telecommunications — 2.0%
AT&T, Inc.	17,694	665,648
CenturyLink, Inc.	24,977	341,186
Verizon Communications, Inc.	10,977	652,473
Zayo Group Holdings, Inc.*	19,271	669,667

		2,328,974

Food & Drug Retailers — 1.4%
AmerisourceBergen Corp.	5,880	503,093
CVS Health Corp.	7,221	489,728
Sysco Corp.	8,193	672,973

		1,665,794

Food Producers — 7.9%
Archer-Daniels-Midland Co.	15,373	688,095
Campbell Soup Co.	8,926	431,929
Conagra Brands, Inc.	18,326	603,292
Flowers Foods, Inc.	8,154	175,556
General Mills, Inc.	11,096	579,433
Hershey Co. (The)	4,042	627,197
Hormel Foods Corp.	14,820	700,393
Ingredion, Inc.	6,903	607,464
JM Smucker Co. (The)	5,233	542,191
Kellogg Co.	9,455	644,926
Kraft Heinz Co. (The)	8,184	238,973
Lamb Weston Holdings, Inc.	7,858	717,514
McCormick & Co., Inc. (Non-Voting)	3,822	624,400
Mondelez International, Inc., Class A	11,628	667,215
Post Holdings, Inc.*	3,070	321,030
Tyson Foods, Inc., Class A	6,554	541,557
US Foods Holding Corp.*	5,100	204,867

		8,916,032

Gas, Water & Multiutilities — 5.5%
Ameren Corp.	8,296	680,687
American Water Works Co., Inc.	5,031	685,222
Aqua America, Inc.	12,561	652,419
Atmos Energy Corp.	6,169	721,958
CenterPoint Energy, Inc.	22,391	592,914
Duke Energy Corp.	7,484	730,663
National Fuel Gas Co.	6,582	284,277
NiSource, Inc.	20,715	607,157
Sempra Energy	609	97,830
UGI Corp.	10,963	455,951
WEC Energy Group, Inc.	7,443	743,481

		6,252,559

General Industrials — 0.8%
3M Co.	2,428	385,227
Honeywell International, Inc.	1,410	244,240
Sonoco Products Co.	2,896	165,477

		794,944

General Retailers — 5.6%
AutoZone, Inc.*	560	592,458

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
General Retailers — continued
Bright Horizons Family Solutions, Inc.*	3,654	598,269
Copart, Inc.*	6,612	670,854
Costco Wholesale Corp.	2,182	666,645
Dollar Tree, Inc.*	2,651	230,823
Home Depot, Inc. (The)	2,838	647,348
O’Reilly Automotive, Inc.*	855	347,215
Rollins, Inc.	4,570	173,431
Service Corp. International	12,042	577,414
Target Corp.	5,280	584,707
TJX Cos., Inc. (The)	10,797	637,455
Walmart, Inc.	5,549	635,305

		6,361,924

Health Care Equipment & Services — 10.1%
Anthem, Inc.	1,981	525,520
Baxter International, Inc.	7,289	650,324
Becton Dickinson and Co.	2,315	637,042
Cooper Cos., Inc. (The)	2,003	694,821
Henry Schein, Inc.*	6,036	416,122
Hill-Rom Holdings, Inc.	5,573	593,469
Humana, Inc.	1,279	430,051
IDEXX Laboratories, Inc.*	137	37,128
Laboratory Corp. of America Holdings*	3,393	595,132
Medtronic plc	5,931	684,675
Quest Diagnostics, Inc.	5,696	630,376
ResMed, Inc.	2,863	455,131
STERIS plc	4,146	624,761
Stryker Corp.	2,909	612,926
Teleflex, Inc.	1,759	653,486
Thermo Fisher Scientific, Inc.	2,104	658,952
UnitedHealth Group, Inc.	2,197	598,573
Varian Medical Systems, Inc.*	4,402	618,789
West Pharmaceutical Services, Inc.	4,085	637,056
Zimmer Biomet Holdings, Inc.	4,202	621,476

		11,375,810

Household Goods & Home Construction — 2.6%
Church & Dwight Co., Inc.	8,015	594,873
Clorox Co. (The)	3,720	585,193
Leggett & Platt, Inc.	11,308	538,148
NVR, Inc.*	164	625,983
Procter & Gamble Co. (The)	5,392	671,951
Stanley Black & Decker, Inc.	385	61,342

		3,077,490

Industrial Engineering — 0.1%
Snap-on, Inc.	418	66,725

Industrial Transportation — 0.4%
United Parcel Service, Inc., Class B	4,251	440,064

Leisure Goods — 1.5%
Garmin Ltd.	6,542	634,247
Hasbro, Inc.	3,248	330,874
Pool Corp.	3,096	678,953

		1,644,074

Life Insurance — 0.3%
Aflac, Inc.	7,738	399,049

Media — 0.9%
Graham Holdings Co., Class B	369	202,662
Omnicom Group, Inc.	3,678	276,990
Walt Disney Co. (The)	4,364	603,585

		1,083,237

Mobile Telecommunications — 1.1%
Telephone & Data Systems, Inc.	16,109	365,352
T-Mobile US, Inc.*	8,401	665,275
United States Cellular Corp.*	8,047	257,665

		1,288,292

Nonlife Insurance — 7.0%
Allstate Corp. (The)	5,606	664,535
American Financial Group, Inc.	4,901	533,180
Aon plc	732	161,223
Arch Capital Group Ltd.*	15,723	694,328
Arthur J Gallagher & Co.	3,074	315,300
Berkshire Hathaway, Inc., Class B*	3,003	673,963
Brown & Brown, Inc.	13,364	600,044
Chubb Ltd.	3,465	526,645
Cincinnati Financial Corp.	5,693	597,480
Everest Re Group Ltd.	1,448	400,473
Markel Corp.*	496	581,793
Marsh & McLennan Cos., Inc.	6,109	683,353
RenaissanceRe Holdings Ltd. (Bermuda)	3,415	646,938
White Mountains Insurance Group Ltd.	284	317,290
WR Berkley Corp.	6,272	461,180

		7,857,725

Oil & Gas Producers — 2.5%
Chevron Corp.	4,716	505,272
ConocoPhillips	6,094	362,166
EOG Resources, Inc.	979	71,379
Exxon Mobil Corp.	8,106	503,545
Occidental Petroleum Corp.	10,100	401,172
Phillips 66	5,334	487,368
Valero Energy Corp.	4,665	393,306

		2,724,208

Oil Equipment, Services & Distribution — 2.2%
Cheniere Energy, Inc.*	5,999	355,381
Halliburton Co.	8,745	190,729
Kinder Morgan, Inc.	29,064	606,566
ONEOK, Inc.	7,774	582,039
Schlumberger Ltd.	11,067	370,855
Williams Cos., Inc. (The)	24,208	500,863

		2,606,433

Personal Goods — 2.9%
Colgate-Palmolive Co.	8,635	637,090
Estee Lauder Cos., Inc. (The), Class A	3,237	631,733
Kimberly-Clark Corp.	4,544	650,883
NIKE, Inc., Class B	6,971	671,307
VF Corp.	6,535	542,209

		3,133,222

Pharmaceuticals & Biotechnology — 5.6%
Abbott Laboratories	7,546	657,558
Amgen, Inc.	2,630	568,211
Bio-Techne Corp.	3,005	630,960
Bristol-Myers Squibb Co.	7,348	462,557
Eli Lilly & Co.	4,733	660,916
IQVIA Holdings, Inc.*	4,129	641,027

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Pharmaceuticals & Biotechnology — continued
Johnson & Johnson	4,296	639,546
Merck & Co., Inc.	7,437	635,417
Pfizer, Inc.	13,363	497,638
QIAGEN NV*	7,492	253,080
Zoetis, Inc.	5,073	680,847

		6,327,757

Real Estate Investment Trusts — 6.3%
AGNC Investment Corp.	35,878	666,972
American Tower Corp.	2,792	647,018
Annaly Capital Management, Inc.	64,291	627,480
Apple Hospitality REIT, Inc.	21,252	319,205
Camden Property Trust	375	42,161
Chimera Investment Corp.	13,263	281,176
Crown Castle International Corp.	4,419	662,143
Equity Commonwealth	8,004	262,451
Equity LifeStyle Properties, Inc.	7,423	540,023
Federal Realty Investment Trust	2,998	374,810
Gaming and Leisure Properties, Inc.	13,485	637,234
MFA Financial, Inc.	31,308	244,202
National Retail Properties, Inc.	3,251	182,056
Regency Centers Corp.	1,792	111,176
Starwood Property Trust, Inc.	25,780	661,515
Two Harbors Investment Corp.	40,608	619,678
WP Carey, Inc.	3,349	281,718

		7,161,018

Software & Computer Services — 3.8%
Amdocs Ltd.	8,311	597,976
ANSYS, Inc.*	2,591	710,789
CDK Global, Inc.	8,187	439,478
Citrix Systems, Inc.	1,403	170,072
Cognizant Technology Solutions Corp., Class A	925	56,777
International Business Machines Corp.	2,292	329,429
Intuit, Inc.	2,226	624,126
Microsoft Corp.	4,402	749,352
Synopsys, Inc.*	4,516	666,155

		4,344,154

Support Services — 2.3%
Automatic Data Processing, Inc.	3,747	642,198
Jack Henry & Associates, Inc.	1,649	246,592
Paychex, Inc.	2,319	198,901
Republic Services, Inc.	7,437	706,887
Verisk Analytics, Inc.	662	107,555
Waste Management, Inc.	5,844	711,215

		2,613,348

Technology Hardware & Equipment — 1.4%
L3Harris Technologies, Inc.	3,033	671,294
Motorola Solutions, Inc.	3,542	626,934
Texas Instruments, Inc.	2,693	324,910

		1,623,138

Tobacco — 0.8%
Altria Group, Inc.	9,049	430,099
Philip Morris International, Inc.	5,567	460,391

		890,490

Travel & Leisure — 1.7%
Choice Hotels International, Inc.	5,023	503,305
Dunkin’ Brands Group, Inc.	2,422	189,134
McDonald’s Corp.	2,957	632,709
Yum! Brands, Inc.	5,488	580,466

		1,905,614

TOTAL COMMON STOCKS (Cost $104,379,445)		113,133,809

SHORT-TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c)(Cost $326,952)	326,952	326,952

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)(Cost $504,125)	504,125	504,125

TOTAL SHORT-TERM INVESTMENTS (Cost $831,077)		831,077

Total Investments — 100.4% (Cost $105,210,522)		113,964,886
Liabilities in Excess of Other Assets — (0.4%)		(407,547)

Net Assets — 100.0%		113,557,339

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $487,074.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Mic E-Mini Index	21	03/2020	USD	338,363	3,097

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$113,964,886	$—	$—	$113,964,886

Appreciation in Other Financial Instruments
Futures Contracts(a)	$3,097	$—	$—	$3,097

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$387,400	$5,077,706	$4,960,981	$—	$—	$504,125	504,125	$1,981	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	138,939	1,238,742	1,050,729	—	—	326,952	326,952	812	—

Total	$526,339	$6,316,448	$6,011,710	$—	$—	$831,077		$2,793	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.